Organization and principal activities	12 Months Ended
Dec. 31, 2018
Organization and principal activities
Organization and principal activities

1             Organization and principal activities

(a)          Organization and nature of operation

iClick Interactive Asia Group Limited (the “Company”) and its subsidiaries are collectively referred to as the Group. The Company was incorporated under the law of Cayman Islands as a limited company on February 3, 2010. The Group is principally engaged in the provision of online marketing services. The Group’s principal operations and geographic market are in Greater China and have offices in Hong Kong and the People’s Republic of China (“the PRC”). There are also sales teams in Singapore, Taiwan and the United Kingdom.

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

		% of direct
		or indirect		Place of
		economic	Date of	incorporation/
Name	Relationship	ownership	incorporation	establishment	Principal activities
Digital Marketing Group Limited	Subsidiary	100%	October 2006	Hong Kong	Dormant
Tetris Media Limited	Subsidiary	100%	July 2007	Hong Kong	Internet marketing services and solutions
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Internet marketing services and solutions
Optimix Media Asia Limited	Subsidiary	100%	March 2009	Hong Kong	Investment holding
China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Internet marketing services and solutions
Diablo Holdings Corporation	Subsidiary	100%	August 2010	British Virgin Islands (“BVI”)	Investment holding
Harmattan Capital Holdings Corporation	Subsidiary	100%	August 2010	BVI	Investment holding
iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Internet marketing services and solutions
iClick Interactive (Beijing) Advertisement Co., Ltd	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions
Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions
i-Click Interactive Taiwan Limited Taiwan Branch	Subsidiary’s branch	100%	September 2011	Taiwan	Internet marketing services and solutions
Performance Media Group Limited	Subsidiary	100%	January 2013	Hong Kong	Internet marketing services and solutions

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

		% of direct
		or indirect		Place of
		economic	Date of	incorporation/
Name	Relationship	ownership	incorporation	establishment	Principal activities
Tetris Media (Shanghai) Co., Ltd.	Subsidiary	100%	July 2013	The PRC	Internet marketing services and solutions
Buzzinate Company Limited	Subsidiary	100%	March 2009	Hong Kong	Technology development
OptAim Limited	Subsidiary	100%	July 2014	Cayman Islands	Investment holding
OptAim (HK) Limited	Subsidiary	100%	July 2014	Hong Kong	Investment holding
OptAim (Beijing) Information Technology Co., Ltd. (“OptAim WFOE”)	Subsidiary	100%	November 2014	The PRC	Internet marketing services and solutions
Anhui Zhiyunzhong Information Technology Co., Ltd.	Subsidiary	100%	November 2017	The PRC	Internet marketing services and solutions
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Internet marketing services and solutions
Zhiyunzhong (Shanghai) Technology Co., Ltd. (“Shanghai OptAim”)	VIE’s subsidiary	100%	September 2014	The PRC	Internet marketing services and solutions
Shanghai Myhayo Technology Co., Ltd. (“ Myhayo”)	VIE’s subsidiary	40%	May 2017	The PRC	Mobile content aggregator, digital advertising and marketing services
Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”)	VIE’s subsidiary	40%	September 2018	The PRC	Mobile content aggregator, digital advertising and marketing services
Arda Holdings Limited	VIE	100%	May 2010	BVI	Treasury management

(b)          Consolidated VIE and VIE’s subsidiaries

When the Company acquired OptAim WFOE in July 2015, OptAim WFOE is considered as a foreign invested enterprise and any foreign ownership in advertising business was subject to certain restrictions under the PRC laws and regulations at that time. To comply with the then-effective PRC laws and regulations, certain of the Group’s operations are conducted through Beijing OptAim and its subsidiaries Shanghai OptAim, Shanghai Myhayo and Anhui Myhayo (together, “OptAim VIE”). OptAim WFOE, a wholly-owned subsidiary of the Company, or a wholly foreign owned enterprise (“WFOE”) of the Company, entered into a series of contractual agreements among Beijing OptAim and Beijing OptAim’s legal shareholders.

OptAim VIE

The Company’s relationships with Beijing OptAim and its shareholders are governed by the following contractual arrangements:

•	Cooperative Agreement

Under the cooperative agreement between OptAim WFOE, Beijing OptAim and Shanghai OptAim, OptAim WFOE has the exclusive right to provide to Beijing OptAim and Shanghai OptAim, among others, technical consulting, technical support, business consulting, and appointment and dismissal of employees. OptAim WFOE will collect a fee from Beijing OptAim and Shanghai OptAim to be determined at the sole discretion of OptAim WFOE. The term of this agreement will not expire unless OptAim WFOE provides prior written notice to Beijing OptAim and Shanghai OptAim.

•	Purchase Option Agreement

The parties to the purchase option agreement are OptAim WFOE, Beijing OptAim and each of the shareholders of Beijing OptAim. Under the purchase option agreement, each of the shareholders of Beijing OptAim irrevocably granted OptAim WFOE or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of its equity interests in Beijing OptAim. OptAim WFOE or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without OptAim WFOE’s prior written consent, Beijing OptAim’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Beijing OptAim. The agreement will not expire until all shares of Beijing OptAim are transferred to OptAim WFOE or its designated representative(s).

•	Power of Attorney

Pursuant to the irrevocable power of attorney executed by the shareholders of Beijing OptAim, Beijing OptAim appointed OptAim WFOE as its attorney-in-fact to exercise all shareholders’ rights in Beijing OptAim, including, without limitation, the power to vote on all matters of Beijing OptAim requiring shareholder approval under PRC laws and regulations and the articles of association of Beijing OptAim. The power of attorney will remain in force until OptAim WFOE provides prior written notice to Beijing OptAim.

•	Pledge Agreement

Pursuant to the pledge agreement between OptAim WFOE and the shareholders of Beijing OptAim, the shareholders of Beijing OptAim have pledged all of their equity interests in Beijing OptAim to OptAim WFOE to guarantee the performance by Beijing OptAim under the cooperative agreement, purchase option agreement, and powers of attorney. If Beijing OptAim and/or its shareholders breach their contractual obligations under those agreements, OptAim WFOE, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Under the pledge agreement, the shareholders of Beijing OptAim are not able to provide any other guarantee by pledging the shares of Beijing OptAim, transfer or sell their pledged shares to other individual, change share capital of Beijing OptAim or transfer or sell the assets out of Beijing OptAim.

The shareholders of Beijing OptAim have completed the registration of the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law on June 21, 2017.

Through the aforementioned contractual agreements, OptAim VIE is considered VIE in accordance with Generally Accepted Accounting Principles in the United States (“US GAAP”) because the Company, through OptAim WFOE, has the ability to:

•	exercise effective control over OptAim VIE whereby having the power to direct OptAim VIE’s activities that most significantly drive the economic results of OptAim VIE;
•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from the OptAim VIE as if it was their sole shareholder; and
•	have an exclusive option to purchase all of the equity interests in OptAim VIE.

Management evaluated the relationships among the Company, OptAim WFOE and OptAim VIE, and concluded that OptAim WFOE is the primary beneficiary of OptAim VIE. As a result, OptAim VIE’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements.

As of December 31, 2017 and 2018, the total assets of OptAim VIE were US$7,867 and US$5,706, respectively, mainly comprising cash and cash equivalents, accounts receivable, prepayments and other current assets, property and equipment. As of December 31, 2017 and 2018, the total liabilities of the OptAim VIE and its subsidiaries were US$6,819 and US$3,121 respectively, mainly comprising deferred revenue, accrued liabilities and other current liabilities.

In accordance with the aforementioned agreements, the Company has power to direct activities of the OptAim VIE, and can have assets transferred out of OptAim VIE. Therefore the Company considers that there is no asset in OptAim VIE that can be used only to settle obligations of the OptAim VIE, except for registered capital and PRC statutory reserves of OptAim VIE amounting to US$2,081 and US$2,081, respectively, as of December 31, 2017 and 2018. As Beijing OptAim and its subsidiaries were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the OptAim VIE. Currently there is no contractual arrangement that could require the Company to provide additional financial support to OptAim VIE.

As the Company is conducting its PRC online marketing services business through OptAim VIE, the Company will, if needed, provide such support on a discretion basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

The Company believes that the contractual arrangements among its shareholders and OptAim WFOE are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of OptAim VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the OptAim VIE also depends on the power of attorney and the effect of the share pledge under the Pledge Agreement and OptAim WFOE has to vote on all matters requiring shareholder approval in OptAim VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership

(c)          Initial Public Offering

The Company completed its initial public offering (“IPO”) on December 22, 2017 on the NASDAQ Global Market and the underwriters subsequently exercised their over-allotment option on December 27, 2017. The Company issued and sold a total of 4,312,500 American Depositary Shares (“ADSs”) pursuant to these transactions. Each ADS represents 0.5 common share. The net proceeds received by the Company, after deducting commissions and offering expenses, amounted to US$28,405. Upon the completion of the IPO, all of the Company’s outstanding preferred shares were converted into common shares immediately as of the same date.